Summary of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total future lease payments	$ 259,281	$ 175,662
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total future lease payments	217,187	183,789
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Five years and over	135,680	127,361
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Five years and over	46,240	28,214
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Five years and over	35,267	28,214
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Five years and over